UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2022

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2022

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents (unaudited)

Letter to the Shareholders	1
Fund Performance	4
Expense Example	5
Portfolio of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Notes to Financial Statements	22
Financial Highlights	40
Investment Advisory Agreement Approval	42
Liquidity Risk Management Program	45
Trustee and Officer Information	46

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2022 (unaudited)

Dear Shareholder:

The key focus areas for credit markets in the first half of 2022 included the deterioration in corporate fundamental expectations as fears of economic recession increased, coupled with a weakening technical exaggerated by central bank monetary tightening. There was continued focus on higher-than-expected inflation measures across key markets and uncertainty about how central bank monetary policy tightening would balance tackling inflation versus economic growth.

Meanwhile, as the Russia-Ukraine conflict remains without resolution, we saw energy and gas prices rising following headlines that Russia would cut supply, which drove concerns over input cost inflation and central bank policy. Markets also focused on a partial reopening in China as it continues to pursue its dynamic zero-COVID policy, coupled with monetary support provided in part to help the property market.

Sector and corporate news remained light with fourth quarter 2021 and first quarter 2022 results broadly showing corporates were able to defend credit quality, defend margins and manage cost pressures. There is continued market focus on second quarter 2022 reporting (including management forward guidance), which is seen as key to answering the question of why there is such a large discrepancy between market valuations and bottom-up fundamental corporate performance. We saw a weak technical in the bond markets with demand limited by the negative price action in fixed income, as "risk-free" yields rose and supply continued to re-price the secondary markets wider given the elevated new issue premiums.

"Risk-free" yields saw a significant rise throughout the six-month period. U.S. Treasury yields rose across the curve, with the 5-year up +177 basis points (bps) to 3.04% and 10 year up +150 bps to 3.01%.i Within U.S. investment grade corporate bonds, credit spreads widened 63 bps to finish at 155 bps, underperforming credit default swaps, with CDX IG (Markit CDX North America Investment Grade Index) 51 bps wider at 101 bps.ii

In the first half of the year, we saw $844.4 billion in gross supply, led by financials ($342 billion). This is lighter year-over-year, with the same year-to-date period in June 2021 seeing $981 billion of gross supply.iii

For the six-month period ended June 30, 2022, Variable Investment Series — Income Plus Portfolio (the "Fund") Class X shares produced a total return of -14.94% (net of fees), underperforming the Bloomberg U.S. Corporate Index,iv which returned -14.39%. For the same period, the Fund's Class Y shares returned -15.13% (net of fees). Past performance is no guarantee of future results.

i  Source: Bloomberg L.P. One basis point = 0.01%

ii  The Markit CDX North America Investment Grade Index is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the credit default swap market.

iii  Source: Barclays Research. Data as of June 30, 2022.

iv  The Bloomberg U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2022 (unaudited) continued

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The portfolio's underweight duration position contributed positively to relative performance. Overall, positioning to investment grade and high yield credit both had a negative impact on performance as spreads widened over the first half of 2022. The portfolio is positioned to be overweight financials and underweight industrials. Off-benchmark allocations to convertible bonds also had a negative impact on performance during the period.

In terms of positioning, we have not actively changed the portfolio's key risk positions. We have added opportunistically to BBB-rated exposure and attractively valued financials. In terms of strategic positioning, we continue to favor financials (financial other and insurance), basic industry and energy sectors. The portfolio's largest overweight remains financials. We maintain a small overweight to BBB-rated non-financials. We remain underweight to non-financial bonds rated A or better. The portfolio continues to hold small allocations to off-benchmark sectors such as convertible bonds, emerging market corporate bonds and high yield corporate bonds. We also continue to maintain a long risk position.

Looking forward, we see spreads offering attractive valuations that look inconsistent with the fundamentals we are seeing at the corporate level. Potential catalysts for a rally include corporate earnings reporting that confirms issuer performance is stronger than market pricing suggests. Alternatively, a change in macro sentiment could result from a perceived reduction in the risk of recession, either because central banks indicate against excessive financial tightening or the inflation data turns. In addition, a change to the technical would be impactful, with markets illiquid at these elevated spread levels versus historical averages.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2022 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Fund Performance ◼ June 30, 2022 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2022(1)
	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Class X	-15.14%	1.04%	2.97%	6.12%	0.88%	3/1/1987
Class Y	-15.34%	0.77%	2.71%	4.89%	1.13%	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Fund shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ◼ June 30, 2022 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/22 – 06/30/22.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ◼ June 30, 2022 (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/22	06/30/22	01/01/22 – 06/30/22
Class X
Actual (-14.94% return)	$1,000.00	$850.60	$3.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual (-15.13% return)	$1,000.00	$848.70	$4.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.75% and 1.00% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.97% and 1.22% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (97.7%)
	Basic Materials (3.3%)
$200	Braskem Netherlands Finance BV (Brazil) (a)	4.50%	01/31/30	$171,118
150	DuPont de Nemours, Inc.	5.319	11/15/38	148,757
150	Georgia-Pacific LLC (a)	2.30	04/30/30	129,957
225	Glencore Funding LLC (Australia) (a)	2.50	09/01/30	183,502
125	Glencore Funding LLC (Australia) (a)	4.125	03/12/24	124,457
200	Minsur SA (Peru) (a)	4.50	10/28/31	168,414
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	444,166
200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	190,494
200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	201,142
				1,762,007
	Communications (10.5%)
75	Airbnb, Inc. (b)	0.00	03/15/26	62,700
250	Amazon.com, Inc.	2.50	06/03/50	176,728
75	Amazon.com, Inc.	2.70	06/03/60	50,984
300	AT&T, Inc.	2.55	12/01/33	243,717
713	AT&T, Inc.	3.55	09/15/55	535,395
200	Baidu, Inc. (China)	1.72	04/09/26	183,257
50	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	37,886
150	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	120,284
375	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	260,825
25	Charter Communications Operating LLC/Charter Communications Operating Capital	5.125	07/01/49	20,743
175	Comcast Corp.	3.75	04/01/40	153,677
275	Comcast Corp.	4.00	03/01/48	239,651
150	Fox Corp.	5.476	01/25/39	145,895
375	Level 3 Financing, Inc. (a)	3.40	03/01/27	323,711
200	NBN Co. Ltd. (Australia) (a)	2.50	01/08/32	168,044
350	NBN Co. Ltd. (Australia) (a)	2.625	05/05/31	298,906
30	Netflix, Inc.	4.875	04/15/28	28,295
200	Ooredoo International Finance Ltd. (Qatar) (a)	2.625	04/08/31	174,023
200	Prosus NV (China) (a)	3.68	01/21/30	159,513
175	Rogers Communications, Inc. (Canada) (a)	4.55	03/15/52	154,090
80	Spotify USA, Inc. (b)	0.00	03/15/26	63,520

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$138	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738%	03/20/25	$137,626
250	T-Mobile USA, Inc.	2.25	11/15/31	203,143
150	T-Mobile USA, Inc.	3.30	02/15/51	109,553
100	T-Mobile USA, Inc.	3.40	10/15/52	74,072
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	356,550
170	Uber Technologies, Inc. (b)	0.00	12/15/25	136,462
150	Verizon Communications, Inc.	1.75	01/20/31	120,624
50	Verizon Communications, Inc.	2.355	03/15/32	41,500
100	Verizon Communications, Inc.	2.65	11/20/40	73,524
380	Verizon Communications, Inc.	2.987	10/30/56	264,680
50	Verizon Communications, Inc.	3.40	03/22/41	40,792
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	87,092
204	Walt Disney Co.	2.75	09/01/49	146,050
100	Walt Disney Co.	3.50	05/13/40	85,401
285	Wayfair, Inc.	0.625	10/01/25	189,668
				5,668,581
	Consumer, Cyclical (9.2%)
441	Alaska Airlines 2020-1 Class A Pass Through Trust (a)	4.80	02/15/29	436,220
180	American Airlines Inc/AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	154,291
125	Brunswick Corp.	5.10	04/01/52	93,501
150	Daimler Trucks Finance North America LLC (Germany) (a)	1.125	12/14/23	144,095
150	Daimler Trucks Finance North America LLC (Germany) (a)	2.00	12/14/26	134,902
175	Dick's Sporting Goods, Inc.	4.10	01/15/52	116,579
200	Ferguson Finance PLC (United Kingdom) (a)	4.65	04/20/32	188,828
300	General Motors Co.	6.60	04/01/36	304,252
25	General Motors Co.	6.75	04/01/46	25,136
50	General Motors Financial Co., Inc.	3.85	01/05/28	45,923
100	General Motors Financial Co., Inc.	4.35	01/17/27	96,013
125	Home Depot, Inc.	2.375	03/15/51	84,758
150	Hyatt Hotels Corp.	1.80	10/01/24	141,904
675	Hyundai Capital America (a)	3.00	02/10/27	621,481
267	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	231,926
375	Las Vegas Sands Corp.	3.20	08/08/24	354,628
125	Lowe's Cos., Inc.	3.00	10/15/50	87,354
55	Macy's Retail Holdings LLC (a)	5.875	03/15/30	46,244
75	Magallanes, Inc. Co. (a)	5.391	03/15/62	62,856
200	Magallanes, Inc. Co. (a)	4.279	03/15/32	178,940

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$100	Magallanes, Inc. Co. (a)	5.05%	03/15/42	$85,233
	125	Magallanes, Inc. Co. (a)	5.141	03/15/52	105,082
	300	Marriott International, Inc., Series GG	3.50	10/15/32	259,136
	75	Marriott International, Inc., Series II	2.75	10/15/33	59,075
	275	McDonald's Corp.	4.45	09/01/48	255,119
	275	Nissan Motor Co. Ltd. (Japan) (a)	3.522	09/17/25	260,604
	155	Peloton Interactive, Inc. (b)	0.00	02/15/26	98,416
	200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	162,794
	125	Starbucks Corp.	2.25	03/12/30	105,697
	75	Starbucks Corp.	2.55	11/15/30	64,048
					5,005,035
		Consumer, Non-Cyclical (7.9%)
	125	AbbVie, Inc.	4.05	11/21/39	111,677
	150	AbbVie, Inc.	4.25	11/21/49	133,417
	200	Altria Group, Inc.	3.40	02/04/41	132,652
	75	Amgen, Inc.	3.00	01/15/52	53,346
	125	Amgen, Inc.	4.20	02/22/52	109,872
	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.35	06/01/40	22,415
	50	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	04/15/38	45,941
	550	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.60	04/15/48	495,008
	375	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	343,367
	150	BAT Capital Corp. (United Kingdom)	3.734	09/25/40	105,401
	235	Cedars-Sinai Health System, Series 2021	2.288	08/15/31	202,692
	550	CVS Health Corp.	1.875	02/28/31	440,970
	175	Gilead Sciences, Inc.	2.80	10/01/50	122,462
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	87,762
	$175	HCA, Inc. (a)	4.625	03/15/52	140,275
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	484,544
	225	JBS Finance Luxembourg Sarl (Brazil) (a)	2.50	01/15/27	196,243
	150	JDE Peet's NV (Netherlands) (a)	1.375	01/15/27	129,138
	225	Kimberly-Clark de Mexico SAB de CV (Mexico) (a)	2.431	07/01/31	187,455
	100	Medline Borrower LP (a)	3.875	04/01/29	85,512
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	91,179
	$225	Smithfield Foods, Inc. (a)	3.00	10/15/30	186,788
	150	Thermo Fisher Scientific, Inc.	2.80	10/15/41	117,992
	325	Transurban Finance Co. Pty Ltd. (Australia) (a)	2.45	03/16/31	266,828
					4,292,936
		Energy (7.5%)
	175	BP Capital Markets PLC (United Kingdom)	4.375	06/22/25(c)	165,200
	175	BP Capital Markets PLC (United Kingdom)	4.875	03/22/30(c)	152,910

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$125	Continental Resources, Inc. (a)	2.268%	11/15/26	$111,056
275	Continental Resources, Inc. (a)	2.875	04/01/32	215,300
350	Coterra Energy, Inc. (a)	3.90	05/15/27	335,907
275	Diamondback Energy, Inc.	3.125	03/24/31	239,814
350	Enbridge, Inc. (Canada)	2.50	08/01/33	283,256
50	Energy Transfer LP	5.00	05/15/50	42,624
50	Energy Transfer LP	5.40	10/01/47	43,971
125	Enterprise Products Operating LLC	3.30	02/15/53	91,121
125	Enterprise Products Operating LLC	3.95	01/31/60	99,145
175	Exxon Mobil Corp.	3.452	04/15/51	143,403
125	HF Sinclair Corp. (a)	4.50	10/01/30	113,929
175	HF Sinclair Corp. (a)	5.875	04/01/26	176,731
75	Kinder Morgan, Inc.	3.60	02/15/51	55,377
135	Matador Resources Co.	5.875	09/15/26	130,024
225	Midwest Connector Capital Co. LLC (a)	4.625	04/01/29	212,443
75	MPLX LP	4.95	03/14/52	64,984
100	MPLX LP	5.20	12/01/47	90,173
275	ONEOK, Inc.	3.10	03/15/30	236,694
75	ONEOK, Inc.	3.40	09/01/29	66,282
200	Rockies Express Pipeline LLC (a)	3.60	05/15/25	181,660
325	Sabine Pass Liquefaction LLC	4.50	05/15/30	311,799
75	Shell International Finance BV (Netherlands)	3.125	11/07/49	57,702
125	Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50	104,050
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	183,691
225	Valero Energy Corp.	3.65	12/01/51	168,592
				4,077,838
	Finance (38.8%)
300	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	1.65	10/29/24	277,330
250	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.00	10/29/28	210,816
225	Air Lease Corp.	4.625	10/01/28	208,306
150	Alexandria Real Estate Equities, Inc.	2.95	03/15/34	125,030
200	Ally Financial, Inc.	4.75	06/09/27	192,246
150	American National Group, Inc.	6.144	06/13/32	148,770
225	Aon Corp./Aon Global Holdings PLC	2.60	12/02/31	188,902
350	Athene Global Funding (a)	3.205	03/08/27	318,594
200	Australia & New Zealand Banking Group Ltd. (Australia) (a)	2.57	11/25/35	158,818
325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25	299,340

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$175	Banco de Credito del Peru SA (Peru) (a)	2.70%	01/11/25	$164,575
200	Banco de Credito e Inversiones SA (Chile) (a)	2.875	10/14/31	165,382
250	Banco Santander Chile (Chile) (a)	2.70	01/10/25	239,599
400	Banco Santander SA (Spain)	1.722	09/14/27	347,473
200	Banco Santander SA (Spain)	4.175	03/24/28	190,990
300	Bank Hapoalim BM (Israel) (a)	3.255	01/21/32	258,000
850	Bank of America Corp.	2.482	09/21/36	660,191
250	Bank of America Corp.	2.551	02/04/28	227,558
875	Bank of America Corp.	2.687	04/22/32	735,358
350	Bank of America Corp.	3.846	03/08/37	302,917
550	Bank of Ireland Group PLC (Ireland) (a)	2.029	09/30/27	479,191
375	Barclays PLC (United Kingdom)	3.932	05/07/25	369,223
175	Belrose Funding Trust (a)	2.33	08/15/30	140,426
325	Blackstone Private Credit (a)	4.70	03/24/25	312,523
250	BPCE SA (France) (a)	3.116	10/19/32	201,715
250	BPCE SA (France) (a)	3.648	01/14/37	209,852
250	BPCE SA (France) (a)	4.00	09/12/23	249,882
400	BPCE SA (France) (a)	5.15	07/21/24	400,316
150	Brown & Brown, Inc.	2.375	03/15/31	118,893
25	Brown & Brown, Inc.	4.20	03/17/32	22,787
275	Capital One Financial Corp.	3.273	03/01/30	243,608
750	Citigroup, Inc.	2.52	11/03/32	609,295
650	Citigroup, Inc.	4.91	05/24/33	642,117
150	CNO Global Funding (a)	1.75	10/07/26	132,715
70	Coinbase Global, Inc. (a)	3.375	10/01/28	44,261
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	204,463
250	Credit Agricole SA (France) (a)	4.125	01/10/27	243,493
175	Equinix, Inc.	2.95	09/15/51	118,437
200	Extra Space Storage LP Co.	3.90	04/01/29	187,487
300	First-Citizens Bank & Trust Co.	2.969	09/27/25	289,258
675	Global Atlantic Fin Co. (a)	4.40	10/15/29	612,616
160	Global Atlantic Fin Co. (a)	4.70	10/15/51	128,731
50	GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	40,173
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	175,480
175	Goldman Sachs Group, Inc.	1.542	09/10/27	153,740
650	Goldman Sachs Group, Inc.	2.615	04/22/32	540,321
175	Goldman Sachs Group, Inc.	2.64	02/24/28	158,954
200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30	149,538
375	High Street Funding Trust I (a)	4.111	02/15/28	368,257
350	HSBC Holdings PLC (United Kingdom)	1.589	05/24/27	307,972
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	244,571

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$250	ING Groep NV (Netherlands) (a)	4.625%	01/06/26	$249,875
325	Intercontinental Exchange, Inc.	4.60	03/15/33	323,307
750	JPMorgan Chase & Co.	1.953	02/04/32	600,133
550	JPMorgan Chase & Co.	2.545	11/08/32	457,520
50	JPMorgan Chase & Co.	3.964	11/15/48	42,479
200	JPMorgan Chase & Co.	4.565	06/14/30	196,526
275	KeyCorp	4.789	06/01/33	271,594
200	KKR Group Finance Co. X LLC (a)	3.25	12/15/51	141,972
400	LeasePlan Corp. NV (Netherlands) (a)	2.875	10/24/24	383,383
275	Life Storage LP	2.40	10/15/31	219,163
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	257,559
225	Macquarie Group Ltd. (Australia) (a)	2.871	01/14/33	183,768
300	Marsh & McLennan Cos., Inc.	5.875	08/01/33	327,816
200	MDGH GMTN (RSC) Ltd. (United Arab Emirates) (a)	4.50	11/07/28	204,171
150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	135,408
325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30	261,566
200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30	184,773
375	Rexford Industrial Realty LP	2.125	12/01/30	301,057
200	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)	3.875	03/01/31	150,429
350	Sabra Health Care LP	3.20	12/01/31	278,153
110	SBA Communications Corp.	3.125	02/01/29	90,301
225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29	215,816
350	Societe Generale SA (France) (a)	2.625	01/22/25	333,098
200	Societe Generale SA (France) (a)	2.889	06/09/32	159,908
125	Stewart Information Services Corp.	3.60	11/15/31	103,827
200	Sun Communities Operating LP	4.20	04/15/32	182,090
250	SVB Financial Group	1.80	02/02/31	192,883
70	SVB Financial Group	4.10	02/15/31(c)	48,490
250	Toronto-Dominion Bank (Canada)	4.456	06/08/32	247,440
100	VICI Properties LP	4.75	02/15/28	95,631
350	VICI Properties LP/VICI Note Co., Inc. (a)	3.875	02/15/29	301,706
325	Wells Fargo & Co.	3.068	04/30/41	252,172
100	Westpac Banking Corp. (Australia)	2.668	11/15/35	79,695
				20,994,199
	Industrials (3.9%)
125	Boeing Co.	2.95	02/01/30	104,136
125	Boeing Co.	3.25	02/01/35	94,747
250	Boeing Co.	5.15	05/01/30	240,181
25	Burlington Northern Santa Fe LLC	3.05	02/15/51	19,069
250	Burlington Northern Santa Fe LLC	3.30	09/15/51	201,082

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$50	Burlington Northern Santa Fe LLC	4.55%	09/01/44	$48,182
	275	Canadian Pacific Railway Co. (Canada)	1.35	12/02/24	259,011
	300	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	280,581
	200	Sealed Air Corp. (a)	1.573	10/15/26	174,170
	300	Silgan Holdings, Inc. (a)	1.40	04/01/26	268,380
EUR	100	Standard Industries, Inc. (a)	2.25	11/21/26	82,301
	$175	TD SYNNEX Corp. (a)	2.375	08/09/28	147,720
	275	Vontier Corp.	2.95	04/01/31	216,101
					2,135,661
		Technology (5.9%)
	225	Apple, Inc.	2.375	02/08/41	172,507
	275	Apple, Inc.	2.65	05/11/50	203,454
	125	Apple, Inc.	2.95	09/11/49	98,606
	125	Broadcom, Inc. (a)	3.187	11/15/36	95,198
	75	Broadcom, Inc. (a)	3.419	04/15/33	62,101
	250	Dell International LLC/EMC Corp. (a)	3.45	12/15/51	169,640
	350	DXC Technology Co.	1.80	09/15/26	314,786
	200	HP, Inc.	4.00	04/15/29	187,556
	225	Intel Corp.	2.80	08/12/41	172,044
	75	Intel Corp.	3.25	11/15/49	58,452
	150	International Business Machines Corp.	2.85	05/15/40	113,880
	200	KLA Corp.	4.65	07/15/32	204,167
	175	Kyndryl Holdings, Inc. (a)	2.05	10/15/26	147,442
	350	Micron Technology, Inc.	2.703	04/15/32	279,472
	150	Microsoft Corp.	2.525	06/01/50	110,671
	200	Oracle Corp.	3.60	04/01/50	139,301
	200	Oracle Corp.	3.65	03/25/41	149,348
	125	QUALCOMM, Inc.	1.65	05/20/32	101,087
	75	RingCentral, Inc. (b)	0.00	03/15/26	56,700
	75	Take-Two Interactive Software, Inc.	3.55	04/14/25	73,841
	100	Take-Two Interactive Software, Inc.	4.00	04/14/32	93,987
	125	Western Digital Corp.	1.50	02/01/24	119,375
	50	Ziff Davis, Inc. (a)	1.75	11/01/26	48,425
					3,172,040
		Utilities (10.7%)
	225	Alliant Energy Finance Co. (a)	3.60	03/01/32	203,950
	250	Ameren Illinois Co.	1.55	11/15/30	203,580
	300	American Transmission Systems, Inc. (a)	2.65	01/15/32	254,432
	200	APA Infrastructure Ltd. (Australia) (a)	4.20	03/23/25	198,594
	350	Berkshire Hathaway Energy Co.	2.85	05/15/51	248,869

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$50	Berkshire Hathaway Energy Co. (a)	4.60%	05/01/53	$48,028
175	Cleveland Electric Illuminating Co. (a)	4.55	11/15/30	173,971
200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	179,612
100	Consumers Energy Co.	2.50	05/01/60	64,974
150	Consumers Energy Co.	3.50	08/01/51	125,110
198	Dominion Energy, Inc., Series C	2.25	08/15/31	163,003
175	DTE Electric Co.	2.95	03/01/50	133,946
50	Duke Energy Corp.	4.20	06/15/49	41,838
247	Duke Energy Indiana LLC	2.75	04/01/50	175,464
200	Enel Finance International NV (Italy) (a)	5.00	06/15/32	193,309
100	Entergy Texas, Inc.	3.55	09/30/49	80,011
100	Exelon Corp. (a)	4.10	03/15/52	86,459
275	Fells Point Funding Trust (a)	3.046	01/31/27	253,822
125	Georgia Power Co., Series A	3.25	03/15/51	92,058
50	Indiana Michigan Power Co.	4.25	08/15/48	44,422
150	Interstate Power and Light Co.	2.30	06/01/30	127,787
100	Interstate Power and Light Co.	3.50	09/30/49	80,116
125	Jersey Central Power & Light Co. (a)	2.75	03/01/32	106,466
125	NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	108,812
350	NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	309,746
75	NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	53,770
275	Niagara Mohawk Power Corp. (a)	2.759	01/10/32	235,626
150	Northern States Power Co.	2.90	03/01/50	113,124
85	NRG Energy, Inc. (a)	3.625	02/15/31	66,823
20	NRG Energy, Inc. (a)	3.875	02/15/32	15,930
150	Pacific Gas and Electric Co.	3.30	08/01/40	103,643
125	PECO Energy Co.	3.05	03/15/51	95,881
50	Public Service Co. of Colorado	4.50	06/01/52	49,007
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	138,057
300	Public Service Enterprise Group, Inc.	2.45	11/15/31	250,641
150	Southern California Edison Co.	4.00	04/01/47	121,964
150	Southern Co. (d)	4.475	08/01/24	150,689
150	Southern Co.	4.40	07/01/46	130,676
100	Union Electric Co.	3.90	04/01/52	88,216
100	Virginia Electric and Power Co.	2.45	12/15/50	67,399
175	Virginia Electric and Power Co.	2.95	11/15/51	129,720
275	Vistra Operations Co. LLC (a)	4.875	05/13/24	273,928
				5,783,473
	Total Corporate Bonds (Cost $60,816,709)			52,891,770

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (1.9%)
	U.S. Treasury Security (1.6%)
$889	U.S. Treasury Bill (e)(f) (Cost $884,993)	1.404%	10/27/22	$883,412
NUMBER OF SHARES (000)
	Investment Company (0.3%)
129	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $128,705)			128,705
	Total Short-Term Investments (Cost $1,013,698)			1,012,117
	Total Investments (Cost $61,830,407) (g)(h)		99.6%	53,903,887
	Other Assets in Excess of Liabilities		0.4	236,963
	Net Assets		100.0%	$54,140,850

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Capital appreciation bond.

  (c)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2022.

  (d)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.

  (e)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (f)  Rate shown is the yield to maturity at June 30, 2022.

  (g)  Securities are available for collateral in connection with purchase of open foreign currency exchange contracts and futures contracts.

  (h)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $213,141 and the aggregate gross unrealized depreciation is $8,086,832, resulting in net unrealized depreciation of $7,873,691.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	EUR	1,060		$1,108	07/05/22	$(3)
Australia & New Zealand Banking Group Ltd.	EUR	2,000		$2,121	08/19/22	19
JPMorgan Chase Bank NA	EUR	2,660		$2,816	08/19/22	20
JPMorgan Chase Bank NA		$2,275	EUR	2,135	08/19/22	(31)
JPMorgan Chase Bank NA		$1,112	EUR	1,060	08/19/22	3
Royal Bank of Canada	EUR	251,018		$265,627	08/19/22	1,761
						$1,769

FUTURES CONTRACTS:

The Fund had the following futures contracts open at June 30, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	23	Sep-22		$4,600	$4,830,359	$(27,723)
U.S. Treasury Long Bond	32	Sep-22		3,200	4,436,000	(18,604)
U.S. Treasury Ultra Bond	7	Sep-22		700	1,080,406	(27,712)
U.S. Treasury 5 yr. Note	6	Sep-22		600	673,500	(3,483)
Short:
German Euro-Bund Index	1	Sep-22	EUR	(100)	(155,914)	4,426
U.S. Treasury 10 yr. Note	21	Sep-22		$(2,100)	(2,489,156)	31,781
U.S. Treasury 10 yr. Ultra Note	55	Sep-22		(5,500)	(7,005,625)	92,375
						$51,060

EUR  —  Euro

USD  —  United States Dollar

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2022 (unaudited) continued

LONG TERM CREDIT ANALYSIS+
AAA	2.7%
AA	8.3
A	36.0
BBB	48.8
BB	2.8
B or Below	0.1
Not Rated	1.3
	100.0	%++

+  The ratings shown is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long/short futures contracts with a value of $20,670,960 and net unrealized appreciation of $51,060. Does not include an open foreign currency forward exchange contract with net unrealized appreciation of $1,769.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investments in securities, at value*	$53,775,182
Investment in affiliate, at value**	128,705
Total investments in securities, at value	53,903,887
Foreign currency, at value***	5,293
Unrealized appreciation on open foreign currency forward exchange contracts	1,803
Receivable for:
Interest	526,700
Investments sold	93,144
Shares of beneficial interest sold	92,000
Dividends from affiliate	272
Prepaid expenses and other assets	14,661
Total Assets	54,637,760
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	34
Payable for:
Shares of beneficial interest redeemed	183,125
Investments purchased	131,584
Variation margin on open futures contracts	11,612
Advisory fee	7,019
Distribution fee (Class Y Shares)	6,150
Trustees' fees	4,868
Administration fee	3,607
Transfer agent fees	688
Accrued expenses and other payables	148,223
Total Liabilities	496,910
Net Assets	$54,140,850
Composition of Net Assets:
Paid-in-Capital	$61,410,224
Total Accumulated Loss	(7,269,374)
Net Assets	$54,140,850
* Cost	$61,701,702
** Affiliated Cost	$128,705
*** Foreign Currency Cost	$5,584
Class X Shares:
Net Assets	$24,706,000
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,695,606
Net Asset Value Per Share	$9.17
Class Y Shares:
Net Assets	$29,434,850
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,220,546
Net Asset Value Per Share	$9.14

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statement of Operations
For the six months ended June 30, 2022 (unaudited)

Net Investment Income:
Income
Interest (net of $187 foreign withholding tax)	$991,831
Dividends from affiliates (Note 8)	994
Total Income	992,825
Expenses
Advisory fee (Note 4)	125,313
Professional fees	84,567
Distribution fee (Class Y shares) (Note 5)	40,594
Administration fee (Note 4)	23,869
Shareholder reports and notices	15,598
Custodian fees (Note 7)	11,001
Trustees' fees and expenses	3,017
Transfer agent fees (Note 6)	1,949
Other	23,007
Total Expenses	328,915
Less: amounts waived (Note 4)	(64,548)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 8)	(245)
Net Expenses	264,122
Net Investment Income	728,703
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(2,144,263)
Futures contracts	29,658
Swap agreements	(2,373)
Foreign currency forward exchange contracts	22,580
Foreign currency translation	533
Net Realized Loss	(2,093,865)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,849,277)
Futures contracts	223,708
Foreign currency forward exchange contracts	1,668
Foreign currency translation	1,891
Net Change in Unrealized Appreciation (Depreciation)	(8,622,010)
Net Loss	(10,715,875)
Net Decrease	$(9,987,172)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets

	For The Six Months Ended June 30, 2022	For The Year Ended December 31, 2021
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$728,703	$1,299,286
Net realized gain (loss)	(2,093,865)	1,417,197
Net change in unrealized appreciation (depreciation)	(8,622,010)	(4,212,925)
Net Decrease	(9,987,172)	(1,496,442)
Dividends and Distributions to Shareholders:
Class X shares	—	(3,411,897)
Class Y shares	—	(3,908,138)
Total Dividends and Distributions to Shareholders	—	(7,320,035)
Net increase (decrease) from transactions in shares of beneficial interest	(4,659,949)	1,174,958
Net Decrease	(14,647,121)	(7,641,519)
Net Assets:
Beginning of period	68,787,971	76,429,490
End of Period	$54,140,850	$68,787,971

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	For The Six Months Ended June 30, 2022	For The Year Ended December 31, 2021
	(unaudited)
Class X Shares
Shares
Sold	22,127	122,906
Reinvestment of dividends and distributions	—	313,305
Redeemed	(236,065)	(516,670)
Net Decrease - Class X	(213,938)	(80,459)
Amount
Sold	$208,404	$1,382,045
Reinvestment of dividends and distributions	—	3,411,897
Redeemed	(2,347,255)	(5,885,807)
Net Decrease - Class X	$(2,138,851)	$(1,091,865)
Class Y Shares
Shares
Sold	77,544	236,941
Reinvestment of dividends and distributions	—	358,874
Redeemed	(331,570)	(386,578)
Net Increase (Decrease) - Class Y	(254,026)	209,237
Amount
Sold	$746,225	$2,723,343
Reinvestment of dividends and distributions	—	3,908,138
Redeemed	(3,267,323)	(4,364,658)
Net Increase (Decrease) - Class Y	$(2,521,098)	$2,266,823

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2022 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Trust applies investment company accounting and reporting guidance.

The Trust consists of Income Plus Portfolio (the "Fund"). The Trust was organized on February 25, 1983 as a Massachusetts business trust and the Fund commenced operations on March 1, 1987. The Fund is classified as diversified and seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

On June 5, 2000, the Trust commenced offering one additional class of shares (Class Y shares). The Fund currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers;

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2022 (unaudited) continued

(3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (7) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

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The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions

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and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

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•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$52,891,770	$—	$52,891,770
Short-Term Investments
U.S. Treasury Security	—	883,412	—	883,412
Investment Company	128,705	—	—	128,705
Total Short-Term Investments	128,705	883,412	—	1,012,117
Foreign Currency Forward Exchange Contracts	—	1,803	—	1,803
Futures Contracts	128,582	—	—	128,582
Total Assets	257,287	53,776,985	—	54,034,272
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(34)	—	(34)
Futures Contracts	(77,522)	—	—	(77,522)
Total Liabilities	(77,522)	(34)	—	(77,556)
Total	$179,765	$53,776,951	$—	$53,956,716

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Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a

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specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment

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in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Fund would receive no benefit from the contract. As the seller in a credit default swap, the Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

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Notes to Financial Statements ◼ June 30, 2022 (unaudited) continued

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Asset and Liabilities.

Upfront payments received or paid by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

At June 30, 2022, the Fund did not have any open swap agreements.

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Notes to Financial Statements ◼ June 30, 2022 (unaudited) continued

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$128,582	(a)	Variation margin on open futures contracts	$(77,522	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	1,803		Unrealized depreciation on open foreign currency forward exchange contracts	(34)
		$130,385			$(77,556)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure of the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$29,658	$—	$—
Currency Risk	—	22,580	—
Credit Risk	—	—	(2,373)
Total	$29,658	$22,580	$(2,373)

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Notes to Financial Statements ◼ June 30, 2022 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$223,708	$—
Currency Risk	—	1,668
Total	$223,708	$1,668

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contracts	$1,803	$(34)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with their respective contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Australia & New Zealand Banking Group Ltd	$19	$—	$—	$19
JPMorgan Chase Bank NA	23	(23)	—	0
Royal Bank of Canada	1,761	—	—	1,761
Total	$1,803	$(23)	$—	$1,780
GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
JPMorgan Chase Bank NA	$34	$(23)	$—	$11

For the six months ended June 30, 2022, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:

Average monthly principal amount	$283,284

Futures Contracts:

Average monthly notional value	$26,829,406

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and

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0.22% to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.20% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

The Fund's Adviser and Administrator have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% with respect to Class X shares and 1.00% with respect to Class Y shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements and may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. For the six months ended June 30, 2022, $64,548 of advisory fees were waived by the Adviser pursuant to this arrangement.

Under a Sub-Administration agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Trust are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of the Fund bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

6. Dividend Disbursing and Transfer Agent

The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Fund of the Trust.

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Notes to Financial Statements ◼ June 30, 2022 (unaudited) continued

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Security Transactions and Transactions with Affiliates

The Fund's cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2022, aggregated $25,511,787 and $28,557,678, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by $245 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2021	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2022
Liquidity Funds	$612,012	$10,519,731	$11,003,038	$994	$—	$—	$128,705

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation.

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Notes to Financial Statements ◼ June 30, 2022 (unaudited) continued

The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

At June 30, 2022, the accrued pension liability reflected as "Trustees' fees" in the Statement of Assets and Liabilities for the Fund is $4,868.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Trust.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2022 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 DISTRIBUTIONS PAID FROM:		2020 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$4,529,993	$2,790,042	$3,378,894	$580,862

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$930,945	$990,619

10. Market Risk and Risks Relating to Certain Financial Instruments

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2022 (unaudited) continued

and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

11. Credit Facility

The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

12. Other

At June 30, 2022, the Trust had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Trust. The aggregate percentage of such owners was 93.6%.

13. Results of Special Meeting of Shareholders

On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	FOR	AGAINST
Frances L. Cashman	6,055,374	195,298
Nancy C. Everett	6,016,288	234,384
Eddie A. Grier	5,932,174	318,498
Jakki L. Haussler	6,016,288	234,384
Patricia A. Maleski	6,055,851	194,821

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Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
CLASS X SHARES
2017	$11.19	$0.34	$0.39	$0.73	$(0.41)	—	$(0.41)
2018	11.51	0.36	(0.82)	(0.46)	(0.38)	$(0.24)	(0.62)
2019	10.43	0.35	1.30	1.65	(0.41)	—	(0.41)
2020	11.67	0.27	0.94	1.21	(0.40)	(0.25)	(0.65)
2021	12.23	0.22	(0.44)	(0.22)	(0.40)	(0.83)	(1.23)
2022(3)	10.78	0.13	(1.74)	(1.61)	—	—	—
CLASS Y SHARES
2017	11.16	0.32	0.39	0.71	(0.38)	—	(0.38)
2018	11.49	0.33	(0.82)	(0.49)	(0.35)	(0.24)	(0.59)
2019	10.41	0.33	1.30	1.63	(0.38)	—	(0.38)
2020	11.66	0.24	0.93	1.17	(0.37)	(0.25)	(0.62)
2021	12.21	0.19	(0.43)	(0.24)	(0.37)	(0.83)	(1.20)
2022(3)	10.77	0.11	(1.74)	(1.63)	—	—	—

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than 0.005%.

(3)  For the six months ended June 30, 2022 (unaudited).

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2022
Class X	0.97%	2.36%
Class Y	1.22	2.11
December 31, 2021
Class X	0.88	1.88
Class Y	1.13	1.63

(6)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(6)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
CLASS X SHARES
2017	$11.51	6.65%		$48,050	0.77	%(4)	3.02	%(4)	0.00	%(2)	50%
2018	10.43	(4.01)		38,430	0.78	(4)	3.27	(4)	0.00	(2)	47
2019	11.67	15.96		37,676	0.81	(4)	3.15	(4)	0.00	(2)	72
2020	12.23	10.63		36,562	0.91	(4)	2.27	(4)	0.00	(2)	144
2021	10.78	(1.87)		31,376	0.81	(4)(5)	1.95	(4)(5)	0.00	(2)	107
2022(3)	9.17	(14.94	)(7)	24,706	0.75	(4)(5)(8)	2.58	(4)(5)(8)	0.00	(2)(8)	43	(7)
CLASS Y SHARES
2017	11.49	6.46		48,287	1.02	(4)	2.77	(4)	0.00	(2)	50
2018	10.41	(4.31)		38,832	1.03	(4)	3.02	(4)	0.00	(2)	47
2019	11.66	15.78		41,004	1.06	(4)	2.90	(4)	0.00	(2)	72
2020	12.21	10.27		39,867	1.16	(4)	2.02	(4)	0.00	(2)	144
2021	10.77	(2.04)		37,412	1.06	(4)(5)	1.70	(4)(5)	0.00	(2)	107
2022(3)	9.14	(15.13	)(7)	29,435	1.00	(4)(5)(8)	2.33	(4)(5)(8)	0.00	(2)(8)	43	(7)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2022 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2022 (unaudited) continued

noted that the Fund's contractual management fee was lower than its peer group average, actual management fee was higher than but close to its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group averages and (ii) the total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2022 (unaudited) continued

competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Liquidity Risk Management Program ◼ June 30, 2022 (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Trustees
Frank L. Bowman	Dr. Manuel H. Johnson
Frances L. Cashman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Patricia A. Maleski
Eddie A. Grier	W. Allen Reed
Jakki L. Haussler	Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent	Custodian
DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Perkins Coie LLP 1155 Avenue of the Americas, 22nd Floor New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40113A

VARINSAN
4874285 EXP 08.31.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
August 17, 2022